Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Principles of consolidation and basis of preparation

Principles of consolidation and basis of preparation

The accompanying consolidated financial statements reflect the accounts of the Company and all of its subsidiaries in which a controlling interest is maintained. All inter-company balances and transactions have been eliminated in consolidation.

The business combination transaction between Legacy NewGenIvf and SPAC I was accounted for as a reverse recapitalization under ASC 805, Business Combinations, with NewGenIvf Group Limited, and deemed to be the accounting acquirer. As SPAC I did not meet the definition of a business under ASC 805, the transaction was not treated as a business combination. Instead, it was accounted for as a recapitalization.

Accordingly, the consolidated assets, liabilities and results of operations of the accounting acquirer will become the historical financial statements of the Company, and the accounting acquirer’s assets, liabilities and results of operations will be consolidated with the Company beginning on the acquisition date. The Legacy NewGenIvf was the legal acquiree but deemed to be the accounting acquirer. The Company was the legal acquirer but deemed to be the accounting acquiree in the reverse merger. The historical financial statements prior to the acquisition are those of the accounting acquirer (Legacy NewGenivf). After completion of the Share Exchange Transaction, the Company’s consolidated financial statements include the assets and liabilities, the operations and cash flow of the accounting acquirer. Any excess of the value of shares issued by the Company over the net book value of the accounting acquirer will be recognized as a reduction to equity (APIC).

Business combination and gain on bargain purchase

Business combination and gain on bargain purchase

The Company adopted ASC 805, the accounting for business combinations which requires the application of the acquisition method. This method mandates that the acquiring entity recognize all assets acquired and liabilities assumed at their acquisition-date fair values. Gain on a business acquisition is recognized in earnings only in the specific circumstance of a “bargain purchase.” This occurs when the fair value of the identifiable net assets acquired exceeds the total consideration transferred (including the fair value of any non-controlling interest). It requires the acquirer to first meticulously reassess all measurements—including the identification and valuation of assets, liabilities, and the consideration—to ensure the gain is not a measurement error. Once confirmed, the resulting bargain purchase gain is recognized in profit or loss on the acquisition date. This treatment reflects the economic benefit obtained by the acquirer from purchasing net assets for less than their aggregate fair value. Under US GAAP, the distinction between acquiring a business and acquiring a group of assets is determined by a defined screen test. A transaction is accounted for as a business combination only if the acquired set meets the specific definition of a business, which requires an integrated set of activities with, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs.

Segmental Reporting

Segmental Reporting

As a public entity with securities listed on the Nasdaq Stock Market, the Company is required to apply the provisions of ASC 280, Segment Reporting. The Company determines its operating segments based on the information used by the Chief Operating Decision Maker (CODM) to allocate resources and assess performance. The CODM has been identified as the Chief Executive Officer.

The CODM reviews financial information at the operating segment level on a regular basis. Based on this review process, the Company has determined its reportable segments to be IVF Revenue and Fertility Referral Revenue. These segments reflect how the CEO manages the business, evaluates performance, and makes strategic decisions regarding resource allocation.

The CODM evaluates the performance of each segment based on segment contribution margin. Significant expenses are reviewed by CEO and it is determined that expenses related to Fertility Referral Revenue are immaterial and thus there is no need to segregate the expenses under different segments. Other segment items represent general and administrative and other miscellaneous expenses not separately reported to the CODM.

As a public entity with securities listed on the Nasdaq Stock Market, the Company applies the provisions of ASC 280, Segment Reporting. Segment assets are not regularly provided to the CODM and are therefore not reported in the segment disclosures.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements includes the impairment of long-lived assets including the intangible assets, revenue recognition, fair value measurement of digital assets, assessment of whether an acquisition is that of a business or an asset and recognition of bargain purchase gain, determination of embedded derivatives requiring bifurcation and valuation thereof.

Foreign currency translation

Foreign currency translation

The accompanying consolidated financial statements are presented in United States dollar (“$”), which is the reporting currency of the Company. The functional currency of the Company and its subsidiaries, FFPGS (HK) Limited and Well Image Limited, are Hong Kong dollar (“HK$”). Med Holdings and FFC use Thai baht (“THB”) as their functional currencies. The other subsidiaries use United States dollar (“USD”) as their functional currencies.

Assets and liabilities denominated in currencies other than the reporting currency are translated into the reporting currency at the rates of exchange prevailing at the balance sheet date. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Translation gains and losses are recognized in the consolidated statements of operations and comprehensive income as other comprehensive income or loss.

Transactions in currencies other than the reporting currency are measured and recorded in the reporting currency at the exchange rate prevailing on the transaction date. The cumulative gain or loss from foreign currency transactions is reflected in the consolidated statements of operations and comprehensive income as other income (other expenses).

The value of foreign currencies including, the HK$, THB and RMB, may fluctuate against the United States dollar. Any significant variations of the aforementioned currencies relative to the United States dollar may materially affect the Company’s financial condition in terms of reporting in USD. The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:

		2025	2024	2023
Period-end	$: HK$	7.8000	7.8000	7.8000
Period average	$: HK$	7.8000	7.8000	7.8000
Period-end	$: THB	31.4215	34.3353	34.2265
Period average	$: THB	31.7436	35.2262	34.7867
Period-end	$: RMB	7.2001	7.2994	7.0971
Period average	$: RMB	7.2327	7.1946	7.0835

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held at call with financial institutions, other short-term deposits with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Deposits, prepayments other receivables, net

Deposits, prepayments other receivables, net

Deposits, other receivables, net primarily include deposits paid to suppliers and prepaid expenses.

Legal and professional fees incurred in connection with issuing convertible debt are deferred and amortized over the life of the debt. These costs are presented as a direct deduction from the carrying amount of the debt liability on the balance sheet (per ASC 835-30).

Digital assets, fair value

Digital assets, fair value

The Company accounts for crypto assets in accordance with ASC 350-60, Intangibles — Goodwill and Other — Crypto Assets. We have ownership of and control over our digital assets and use third-party custodial services to store the private keys that provide access to the digital assets in its digital wallets. Digital assets are initially recorded at cost and are subsequently remeasured at fair value, with changes in fair value recognized in net income in the period of change.

We determine and record the fair value of our digital assets in accordance with ASC 820, Fair Value Measurement (“ASC 820”), based on quoted prices on the active exchange(s) that we have determined is the principal market for such assets (Level I inputs). We determine the cost basis (using the first-in, first-out (“FIFO”) method) of our digital assets using the specific identification of each unit received. Realized and unrealized gains and losses are recorded in Other income (expense), net in the Consolidated Statements of Operations.

Share based compensation

Share based compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718-10, Compensation-Stock Compensation, which requires the measurement and recognition of compensation expense for all share-based payment arrangements related to the acquisition of goods and services from both non-employees and employees based on fair values of the shares at grant date represented by the closing prices of the Company’s common stock at the respective grant date in accordance with ASC 718. Stock-based compensation expense recognized during the period is based on the value of the portion of share-based payment awards that relate to the service period during the year.

Prepaid share-based compensation is recorded when the Company issues fully vested, nonforfeitable share-based payment awards to nonemployees on the grant date, when the nonemployee earns the right to receive and where no specific performance is required by the nonemployee to retain those equity instruments, in accordance with ASC 718-10-45-3. The prepayment is recorded where the shares are issued before the financial year end in accordance with the grant date and represents the fair value of goods or services that are to be received from the nonemployee subsequent to the financial period end.

Compensation cost for awards that do not have an established accounting grant date, but for which the service inception date has been established is based on the best estimate of fair value of Company’s common stock at the end of each reporting period and a corresponding accrual is recorded.

Share-based compensation cost is recognized over the requisite service period for employees and over the service period for non employees.

Property and equipment, net

Property and equipment, net

Plant and equipment are stated at cost less accumulated depreciation. Depreciation is provided over their estimated useful lives, using the straight-line method. The Company typically applies a salvage value of 0%. The estimated useful lives of the plan and equipment are as follows:

Furniture and fixtures	3 – 5 years
Leasehold improvements	the lesser of useful life or term of lease
Medical instruments	3 – 10 years
Motor vehicle	3 – 5 years
Office equipment	3 – 5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts, and any gain or loss are included in the Company’s results of operations. The costs of maintenance and repairs are expensed as incurred. Significant renewals and betterments that extend the useful life of an assets are capitalized.

Intangible Assets

Intangible Assets

Intangible assets acquired from third parties are measured initially at fair value and those with an infinite live are not amortized. The Company annually evaluates the recoverability of the infinite-lived intangible assets for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. To test indefinite-lived intangible assets for impairment, the Company first performs a qualitative assessment to determine if it is more likely than not that the carrying amount of each of its indefinite-lived intangible assets exceeds its fair value. If it is, a quantitative assessment is required. Alternatively, the Company may bypass the qualitative assessment and perform a quantitative impairment test. The qualitative assessment requires the consideration of factors such as recent market transactions, macroeconomic conditions and changes in projected future cash flows. The quantitative assessment compares the fair value of an indefinite-lived intangible asset to its carrying amount. If the carrying amount of an indefinite-lived intangible asset exceeds its fair value, an impairment loss is recognized for the excess. Fair values of indefinite-lived intangible assets are determined based on discounted cash flows or appraised values, as appropriate. If such a review indicates that the carrying amount of intangible assets is not recoverable, the carrying amount of such assets is reduced to fair value.

As of December 31, 2025, and 2024, the Company did not record an impairment on the intangible assets.

Impairment of long-lived assets

Impairment of long-lived assets

In accordance with the provisions of ASC Topic 360, Impairment or Disposal of Long-Lived Assets, all long-lived assets such as property, plant and equipment owned and held by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of an asset to its estimated future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets.

There was no impairment loss on plant and equipment for the year ended December 31, 2025 and 2024.

Deposit with futures broker, net

Deposit with futures broker, net

The Company accounts for financial assets, derivative instruments, and broker margin balances in accordance with Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging, ASC 820, Fair Value Measurement. The Company has engaged in trading of exchange-traded equity index futures through a margin account maintained with a regulated futures broker. Futures contracts are accounted for as derivative instruments under ASC 815.

The Company does not designate any derivative instruments as hedging instruments for accounting purposes. Accordingly, all derivatives are accounted for at fair value with changes in fair value recognized in earnings as incurred. Realised and unrealised gains and losses arising from derivative trading activities are recorded within other income (expense) in the consolidated statement of comprehensive income.

Cash deposited with a futures broker to support margin requirements is included within deposit held by futures broker. The margin account reflects the accumulation of realised gains and losses from futures transactions, brokerage commissions, margin interest, and other related charges. Broker margin accounts may include balances denominated in multiple currencies. Amounts related to trading activity are primarily accumulated in Japanese yen (“JPY”), while margin deposits are funded principally in U.S. dollars (“USD”).

Upon closure of a margin account, cash proceeds are expected to be received net of outstanding broker charges and financing costs.

Interest incurred on negative balances within broker margin accounts is recognized as interest expense in the period incurred and included within other income (expense) or finance costs, as applicable.

Exchange-traded futures contracts are measured at fair value using quoted prices in active markets. When outstanding, such instruments are classified within Level 1 of the fair value hierarchy described in ASC 820.

Inventories

Inventories

Inventories are stated at the lower of cost and net realizable value. Costs are determined on a first-in, first-out basis. Net realizable value is based on the estimated selling prices less any estimated costs to be incurred to completion and disposal. A provision for excess and obsolete inventory will be made based primarily on products approaching expiry period and forecasts of product demand. The excess balance above the product demand as determined by this analysis becomes the basis for excess inventory charge and the written-down value of the inventory becomes its cost. Written-down inventory would not be reversed if market conditions improve.

Deferred offering costs

Deferred offering costs

Deferred offering costs, which consist of legal and other expenses incurred through the balance sheet date that are directly related to the proposed public offering, are capitalized, and will be charged against the gross proceeds of the offering and recorded as reduction of shareholders’ equity upon the completion of the proposed offering. Should the proposed public offering prove to be unsuccessful, these deferred costs, as well as additional expenses incurred, will be charged to the statements of operations and comprehensive income (loss).

Other borrowings

Other borrowings

Other borrowings are recognized initially at fair value, net of debt issuance costs incurred. Other borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of debt issuance costs) and the redemption value is recognized in the consolidated statements of operations over the period of the borrowings using the effective interest method.

Convertible Instruments

Convertible Instruments

Convertible Instruments are categorized as equity or debt based on the terms of the notes. Convertible Notes are recorded at amounts equal to the proceeds of the issuance, including the embedded conversion feature, and net of discounts and unamortized debt issuance in accordance with ASC 480-10-55-44 on the consolidated balance sheets. An evaluation of all conversion, purchase and redemption features contained in a debt instrument is performed to determine if there are any embedded features that require bifurcation as a derivative. The conversion feature is recorded separately as a derivative liability at its fair value, calculated using the Black-Scholes model.

Debt issuance and offering costs are amortized over the contractual term of the Convertible Notes, to the consolidated statements of operations in accordance with ASC 835-30-45-1A and presented as a reduction of the amortised cost of the Convertible Note.

The convertible notes are subsequently recorded at amortized cost, with interest expense recognized using the effective interest method. The derivative liability, if any is remeasured at fair value at each reporting date and any gain or loss on fair value is recognized in the statement of comprehensive income.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC Topic 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of our control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent period end date while the warrants are outstanding.

Equity-classified

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. Warrants classified as equity instruments are initially recognized at fair value within additional paid in capital and are not subsequently remeasured. The warrants have been assessed to meet the requirements for equity classification and accounted for as equity. Upon exercise of the warrants, the Company will record the proceeds received, together with the carrying value of the warrants, as an increase to common stock and additional paid-in capital. Warrants that expire unexercised will be derecognized with no impact on the statement of operations

Liability-classified

For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance and are remeasured at each reporting date until settlement. Changes in fair value is recognized as a component of change in fair value of warrant liability in the condensed consolidated statements of operations and as a non-cash gain or loss in the condensed consolidated statement of comprehensive loss. Transaction costs allocated to warrants that are presented as a liability are immediately expensed in the consolidated statements of operations and comprehensive loss.

No liability classified warrants have been issued as of December 31, 2025.

Promissory Notes

Promissory Notes

Promissory notes, are of non-interest bearing and recorded at original cost. They are subsequently measured at amortised cost, with interest expense recognized using the effective interest method in the consolidated statement of income.

Ordinary shares

Ordinary shares

The Company’s ordinary shares are stated at no par value. The difference between the consideration received, net of issuance cost, is recorded in additional paid-in capital.

Pursuant to ASC 505, reverse stock splits are applied retrospectively. Consequently, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted to reflect the reverse stock split. This retrospective adjustment includes the recalculation of shares within equity and ensures that basic and diluted earnings per share, as well as all other share-based information such as stock options and warrants, are presented as if the reverse stock split had been in effect for all periods disclosed.

The equity of the Company as of December 31, 2025 represents 240,622 ordinary shares with par value of $Nil. The number of shares as above have taken into consideration the reverse stock split effected on February 11, 2025, May 6, 2025, August 4, 2025, December 1, 2025, January 26, 2026 and March 16, 2026 at an exchange ratio of one (1) share for twenty (20) shares, one (1) share for ten (10) shares, one (1) share for five (5) shares, one (1) share for five (5) shares, one (1) share for three (3) shares and one (1) share for four (4) shares respectively.

Revenue recognition

Revenue recognition

The Company adopted ASC Topic 606, Revenue from Contracts with Customers, and all subsequent ASUs that modified ASC 606 on April 1, 2017 using the full retrospective method which requires the Company to present the financial statements for all periods as if Topic 606 had been applied to all prior periods. The Company derives revenue principally from provision of In vitro fertilization (“IVF”) treatment and surrogacy and ancillary caring services. Revenue from contracts with customers is recognized using the following five steps:

(1)	identify its contracts with customers;

(2)	identify its performance obligations under those contracts;

(3)	determine the transaction prices of those contracts;

(4)	allocate the transaction prices to its performance obligations in those contracts; and

(5)	recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised services are transferred to the client in an amount that reflects the consideration expected in exchange for those services.

The Company enters into verbal agreements with its customers that outline the rights, responsibilities, and obligations of each party. The agreements also identify the scope of services, service fees, and payment terms. Agreements are acknowledged and consent forms are signed by the customers prior to each promised service or bundle of services are inter dependent. All the contracts have commercial substance, and it is probable that the Company will collect considerations from its customers for service component as settlement is predominantly required prior to performance of the promised service.

The Company derives its revenues from two sources: (1) revenue from IVF treatment, and (2) revenue from fertility referral services.

Revenue from IVF treatment

In vitro fertilization (“IVF”) treatment is an assisted reproductive technique where eggs and sperm are collected and fertilized in laboratory to become embryo. Fertilized embryo is then implanted to the customer or a surrogate mother. IVF treatment involves the performance of a series of medical treatment as well as procedures and brings benefits to clients as the service of bundles service is completed. Revenue from IVF treatment is recognized at a point in time when different treatment and/or procedure or bundles thereof, are completed in clinic. The full completion of the various procedures and treatments are evidenced by treatment cards and reports included within the patient files indicating successful completion of the service. Collections from customer who are individuals are received in advance of the service, whereas for entities, a credit term of 30 days is provided.

Revenue from Fertility Referral services

The Company arranges fertility referral services for customers seeking IVF and/or surrogacy services and earns referral fee income. Upon a customer inquiry, the Company evaluates the customer’s needs and, if appropriate, refers them to independent third-party agents.

In these arrangements, the Company’s performance obligation is satisfied upon the successful referral of the customer to the independent agent. Referral fee revenue is recognized when the Company transfers control of the service by completing the referral, as this represents the point at which the Company’s obligation is fulfilled and the customer (the agent) simultaneously receives and consumes the benefits.

The transaction price consists of a referral fee, which is negotiated with the agent on a case-by-case basis. As the referral fee is contingent upon the agent’s acceptance of the referral and subsequent income received from the agent, revenue is constrained until it is probable that a significant reversal will not occur. Accordingly, revenue is recognized at the point in time when the referral fee is received from the agent, as this is when the uncertainty surrounding the consideration is resolved and the Company’s right to consideration becomes unconditional.

Revenue from egg freezing and storage facility

The Company provides access the facility to its customers. Upon request for the service, which is agreed verbally and followed by signed consent form from the customer, the Company makes available access to the facility with no further substantial involvement. Revenue is recognized at a point in time when the facility is made available to the customer at the agreed consideration by the provision of specific address within the facility as maintained in the patient file. The receipt of consideration is assured as payment is required upfront.

Principal versus agency considerations

The Company follows the guidance provided in ASC 606, Revenue from Contracts with Customers, for determining whether the Company is the principal or an agent in arrangements with customers that involve another party that contributes to the provision of services to a customer. In these instances, the Company determines whether it has promised to provide the service itself (as principal) or to arrange for the specified service to be provided by another party (as an agent). This determination is a matter of judgment that depends on the facts and circumstances of each arrangement. The Company recognizes revenue from the performance of the procedures and treatment on a gross basis as the Company is responsible for the fulfillment, controls the delivery of the promised service, and has full discretion in establishing prices and therefore is the principal in the arrangement.

Contract related assets and liabilities are classified as current assets and current liabilities.

Account receivables, net

Account receivables, net

Accounts receivable, net are stated at the original amount less an allowance for expected credit loss on such receivables. The allowance for expected credit loss is estimated based upon the Company’s assessment of various factors including historical experience, the age of the accounts receivable balances, current general economic conditions, future expectations and customer specific quantitative and qualitative factors that may affect the Company’s customers’ ability to pay. An allowance is also made when there is objective evidence for the Company to reasonably estimate the amount of probable loss.

Contract liabilities

Contract liabilities

Contract liabilities represent considerations received from customers in advance of satisfying the Company’s performance obligations under the contract. These amounts are expected to be earned within 12 months and are classified as current liabilities.

Expected credit loss

Expected credit loss

ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requires entities to use a current lifetime expected credit loss methodology to measure impairments of certain financial assets. Using this methodology will result in earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of having been incurred. There are other provisions within the standard that affect how impairments of other financial assets may be recorded and presented, and that expand disclosures. Expected credit losses are probability-weighted estimates of credit losses. Credit losses are measured at the present value of all cash shortfalls (i.e., the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Company expects to receive). ECLs are discounted at the effective interest rate of the financial asset.

Retirement benefits

Retirement benefits

Retirement benefits in the form of mandatory government-sponsored defined contribution plans are charged to either expense as incurred or allocated to wages as part of cost of revenues.

Leases

Leases

The Company measured the lease in accordance to ASU 2016-02, “Leases” (Topic 842). Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease ROU assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term.

Income Taxes

Income Taxes

The Company recognizes deferred income tax assets or liabilities for expected future tax consequences of events recognized in the consolidated financial statements or tax returns. Under this method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and income tax bases of assets and liabilities and are measured using the income tax rates that will be in effect when the differences are expected to reverse. Valuation allowances are provided when it is more likely than not that a deferred tax asset is not realizable or recoverable in the future.

The Company determines that the tax position is more likely than not to be sustained and records the largest amount of benefit that is more likely than not to be realized when the tax position is settled. the Company recognizes interest and penalties, if any, related to uncertain tax positions in income tax expense.

Comprehensive Income

Comprehensive Income

The Company presents comprehensive income in accordance with ASC Topic 220, Comprehensive Income. ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income be reported in the consolidated financial statements. The components of comprehensive income were the net income for the years and the foreign currency translation adjustments.

Earnings Per Share

Earnings per share

The Company computes earnings per share (“EPS”) following ASC Topic 260, “Earnings per share”. Basic EPS is measured as the income or loss available to common shareholders divided by the weighted average common shares outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis from the potential conversion of convertible securities or the exercise of options and or warrants; the dilutive impacts of potentially convertible securities are calculated using the as-if method. Potentially anti-dilutive securities (i.e., those that increase income per share or decrease loss per share) are excluded from diluted EPS calculation.

Related parties	Related parties The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.
Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes its liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Non-controlling interests

Non-controlling interests

Non-controlling interests are presented as a separate component of equity on the consolidated balance sheets and net (loss) income and other comprehensive loss are attributed to controlling and non-controlling interests respectively.

Concentration of risks

Concentration of risks

Concentration of credit risk

Financial instruments that potentially expose us to concentrations of credit risk consist primarily of cash and cash equivalents and account receivable. The Company places cash and cash equivalents with financial institutions with high credit ratings and quality.

Accounts receivable primarily comprise of amounts receivable from the service customers. The Company conducts credit evaluations of customers, and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful accounts primarily based upon the factors surrounding the credit risk of specific customers. Furthermore, the risk is mitigated by ascertaining upfront payments for services prior to their performance.

Financial instruments

Financial instruments

The Company’s financial instruments, including cash and cash equivalents, accounts receivables, net, deposits, other receivables and deferred IPO cost, net, loan to A SPAC I, accounts payables, accrued liabilities and other payables, and due from (to) shareholders, have carrying amounts that approximate their fair values due to their short maturities. ASC Topic 820, “Fair Value Measurements and Disclosures” requires disclosing the fair value of financial instruments held by the Company. ASC Topic 825, “Financial Instruments” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, accounts and other receivables, accounts and other payables, accrued liabilities and amounts due from (to) related parties each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

●	Level 1 — inputs to the valuation methodology used quoted prices for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and information that are observable for the asset or liability, either directly or indirectly, for substantially the financial instrument’s full term
●	Level 3 — inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC 480, “Distinguishing Liabilities from Equity” and ASC 815.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

The FASB has introduced expanded income tax disclosure requirements under ASU 2023-09 to improve transparency. Companies will now need to provide a detailed reconciliation of their effective tax rate, breaking down federal, state, and foreign taxes, as well as specific categories like tax credits and foreign earnings. Additionally, businesses must disclose income taxes paid by jurisdiction, offering investors greater clarity on tax obligations. These changes apply to both public and private companies, with annual reporting periods beginning after December 15, 2024 (2025 for calendar-year entities). This update aims to reduce ambiguity in tax reporting and align disclosures with investor needs.

A major shift in digital asset accounting, ASU 2023-08 requires companies to measure certain crypto assets (e.g., Bitcoin, Ethereum) at fair value rather than applying the previous impairment-only model. This means entities must recognize quarterly fair value adjustments in their financial statements, increasing volatility in reported earnings but improving transparency. The standard applies to fiscal years beginning after December 15, 2024, and impacts both corporate treasuries and investment firms holding cryptocurrencies. This change aligns GAAP closer to fair value accounting seen in other investment holdings, addressing criticisms of the old impairment approach.

In November 2024, the FASB issued ASU 2024-03, *Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses*, which requires public entities to disclose, in a tabular format in the notes to the financial statements, specific information about certain costs included in common expense captions. This standard mandates the disaggregation of natural expenses—such as employee compensation, depreciation, and inventory costs—from broader captions like “cost of services” or “selling, general and administrative expenses.” Although this ASU is effective for annual reporting periods beginning after December 15, 2026, and interim periods thereafter, with early adoption permitted, the Company is currently evaluating the potential impact of this new guidance on its financial statement disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which introduces a practical expedient to simplify the application of the current expected credit loss (CECL) model for current accounts receivable and contract assets arising from ASC 606 revenue transactions. Such practical expedient permits entities to assume that current economic conditions as of the balance sheet date will remain unchanged for the remaining life of these short-term assets, eliminating the need to develop and document forward-looking macroeconomic forecasts. For healthcare entities with significant patient accounts receivable, third-party payor contract assets, or government reimbursement receivables, this simplification reduces compliance costs and complexity while continuing to require consideration of historical loss experience and current conditions such as customer-specific financial distress or changes in credit policies. The guidance is effective for annual periods beginning after December 15, 2025, applied prospectively, and early adoption is permitted. The Company plans to adopt this practical expedient and will update its credit loss estimation policies and related disclosures accordingly.

Save for elsewhere disclosed, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheet, statement of operations and comprehensive income (loss) and statement of cash flows.